PGIM Muni High Income Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $100,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 27 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 49 of the Fund's Prospectus and in Rights of Accumulation on page 48 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM Muni High Income Fund - USD ($)	Class A	Class B	Class C	Class Z	Class R6 [1]
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fee	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (direct accounts under $10,000)	$ 15	$ 15	$ 15	$ 15	none
[1]	Formerly known as Class Q.

Direct Transfer Agent Accounts holding under $10,00 of Class Z shares are subject to the $15 fee.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM Muni High Income Fund		Class A	Class B	Class C	Class Z	Class R6 [1]
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees		0.25%	0.50%	1.00%	none	none
Other expenses	[2]	0.10%	0.19%	0.11%	0.12%	3.11%
Total annual Fund operating expenses		0.85%	1.19%	1.61%	0.62%	3.61%
Fee waiver and/or expense reimbursement		none	none	none	none	(3.01%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	0.85%	1.19%	1.61%	0.62%	0.60%
[1]	Formerly known as Class Q.
[2]	Other expenses are based on estimates.
[3]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through August 31, 2020 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.60% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This expense limitation may not be terminated prior to August 31, 2020 without the prior approval of the Fund’s Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM Muni High Income Fund - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		483	660	852	1,407
Class B		621	678	754	1,305
Class C		264	508	876	1,911
Class Z		63	199	346	774
Class R6	[1]	61	522	1,331	3,454
[1]	Formerly known as Class Q.

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM Muni High Income Fund - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		483	660	852	1,407
Class B		121	378	654	1,305
Class C		164	508	876	1,911
Class Z		63	199	346	774
Class R6	[1]	61	522	1,331	3,454
[1]	Formerly known as Class Q.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund invests, under normal circumstances, at least 80% of its investable assets (net assets plus any borrowing for investment purposes) in municipal bonds, which are fixed-income securities issued by states and municipalities whose income is free from regular federal income tax. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The investment subadviser normally invests the Fund's investable assets in municipal bonds that it believes may provide above-average yields. While the investment guidelines permit the Fund to purchase municipal bonds of any credit quality, the portfolio consists primarily of municipal bonds which are rated B or better by Moody's Investors Service (Moody's) or S&P Global Ratings (S&P) or bonds with a comparable rating by another major rating service or unrated bonds judged by the subadviser to be of comparable quality. Bonds rated Ba1 or lower by Moody's or BB+ or lower by S&P are considered to be speculative with respect to their capacity to make interest and principal payments and are commonly referred to as junk bonds. Bonds rated Baa3 and higher by Moody's or BBB- and higher by S&P are considered investment grade, with a range of adequate to very strong capacity for meeting their financial obligations, although municipal bonds rated in the Baa rating category by Moody's or BBB rating category by S&P have certain speculative characteristics and are riskier than higher-rated municipal bonds. The municipal bonds in which the Fund invests generally have maturities in excess of 10 years at the time of purchase, although the Fund also will invest in municipal bonds having maturities ranging from one year to 10 years. As of April 30, 2018, the Fund's weighted average maturity was 18.55 years. The Fund's investments may include certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT).

In determining which securities to buy and sell, the investment subadviser will consider, among other things, fundamental research, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The investment subadviser may trade securities based on its outlook on interest rates. The investment subadviser will also seek to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.

In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom up research in conjunction with proprietary quantitative models and risk management systems. In the top down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Municipal Bonds Risk. Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund's yield or the value of the Fund's investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities. Municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Bond Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class Z Shares) %[1]
[1]	Prior to this year, the annual total returns bar chart displayed returns for the Fund’s Class A shares. The Fund now shows annual total returns for Class Z shares in light of the relative growth of assets in this share class. The total return for Class Z shares for the period from January 1, 2018 through March 31, 2018 was -0.45%.

Best Quarter:		Worst Quarter:
11.50%	3rd Quarter 2009	-10.68%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-17)
Average Annual Total Returns - PGIM Muni High Income Fund		One Year	Five Years	Ten Years
Class A shares		3.61%	3.40%	4.69%
Class B shares		2.56%	3.83%	4.86%
Class C shares		6.14%	3.49%	4.41%
Class R6 shares	[1]
Class Z Shares		8.13%	4.51%	5.39%
Class Z Shares | Return After Taxes on Distributions		8.08%	4.48%	5.36%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares		6.48%	4.49%	5.28%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		5.45%	3.02%	4.46%
Bloomberg Barclays Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes)		9.69%	4.35%	5.25%
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%) (reflects no deduction for fees, expenses or taxes)		7.56%	3.70%	4.90%
Lipper High Yield Municipal Debt Funds Average (reflects no deduction for sales charges or taxes)		7.80%	4.07%	4.42%
[1]	Formerly known as Class Q. Average annual total returns are not shown for Class R6 shares, because Class R6 shares are new. Average annual total returns for Class R6 shares will be included after Class R6 shares have been in existence for a full calendar year.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.